UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-08763

Name of registrant: MH Elite Portfolio of Funds, Inc.

Address:  43 Highlander Drive

                 Scotch Plains, NJ 07076

Agent for service:  MH Elite Portfolio of Funds, Inc.

                              43 Highlander Drive

                               Scotch Plains, NJ 07076

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:   December 31, 2013

Date of reporting period:  September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:  Schedule of Investments

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Schedule of Investments

September 30, 2013

Mutual Funds (96.5%)	Shares	Value

Pimco Small Cap Stock Plus TR I	47,422	$ 472,801
Fidelity Small Cap Discovery	14,454	428,549
Southernsun Small Cap Inv	14,434	425,213
Homestead Small Company Stock	12,398	420,172
T Rowe Price Small Cap Stock	9,135	394,101
Cambiar Small Cap Inv	16,935	386,456
Walthausen Small Cap Value	14,376	341,432
Huber Capital Small Cap Value Inv	20,458	338,584
Janus Triton	14,844	334,277
Alliance Bernstein Small Cap Growth Adv	6,203	326,551
TFS Small Cap	20,933	323,418
T. Rowe Price New Horizons	7,098	322,970
Royce Dividend Value Inv	33,875	295,729
Adirondack Small Cap	12,838	265,867
BMO Small Cap Growth Y	11,023	262,134
Berwyn	6,479	258,179

Total Mutual Funds		5,596,433

Short-Term Securities (2.2%)

Fidelity Institutional Money Market		27,756

Total Short-Term Securities		127,756

Total Investments in Securities		5,724,189

Other Assets (1.3%)		77,150

Net Assets (100%)		$ 5,801,339

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Schedule of Investments

September 30, 2013

Mutual Funds (95.7%)	Shares	Value

Wells Fargo Advantage Growth Adm	35,674	$ 559,363
Weitz Partners III Oportunity I	10,690	554,078
Brown Advisory Growth Equity I	29,922	522,743
Pimco Fundamental Index Plus Trust I	74,053	502,822
Sterling Capital Equity Income I	26,776	486,789
ING Corporate Leaders Trust B	15,919	461,649
Yacktman	19,206	438,462
Fairholme	10,691	424,768
Royce Special Equity Multi-Cap Service	28,285	421,453
LKCM Equity I	19,733	414,587
T Rowe Price Media & Telecommunications	9,347	412,967
Aston/Fairpointe Mid Cap N	6,031	409,272
Gabelli Assett - AAA	6,346	399,063
Columbia Dividend Opportunity Z	13,998	394,877
Primecap Odyssey Aggressive Growth	38,599	385,600
Scout Mid Cap	22,345	382,989
Ridgeworth Mid Cap Value Equity I	23,511	334,796
Fidelity Select Consumer Staples	3,661	325,945
Artisan Mid Cap Value Inv	12,251	322,695
Ivy Mid Cap Growth I	13,400	315,168
BBH Core Select N	14,205	291,193

Total Mutual Funds		8,761,279

Short-Term Securities (1.5%)

Fidelity Institutional Money Market		137,846

Total Short-Term Securities		137,846

Total Investments in Securities		8,899,125

Other Assets (2.8%)		253,330

Net Assets (100%)		$ 9,152,455

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Schedule of Investments

September 30, 2013

Mutual Funds (96.1%)	Shares	Value

Oakmark International	15,177	$ 392,935
T. Rowe Price Health Sciences	6,053	347,269
MFS International Value I	9,983	341,928
Oppenheimer Developing Markets Y	9,178	335,545
Lazard International Strategic Equity Portfolio I	22,762	312,747
Virtus Emerging Market Opportunities	30,190	291,337
Franklin International Small Cap Growth Adv	13,158	284,211
Oppenheimer International Growth	7,908	287,149
Prudential Global Real Estate Z	12,904	287,251
Wasatch Emerging Markets Small Cap	96,627	257,993
Pimco International StockPLUS AR Strategy I	32,510	252,601
First Eagle Global I	4,415	237,545
Wasatch Frontier Emerging Small Countries	65,352	194,095
Alpine Global Infrastructure I	8,301	154,068
Markfield	8,544	153,966
Vanguard Energy Index	2,628	156,664
Vanguard Materials index	3,209	155,636
Pimco Commodities Plus Strategy I	14,045	150,843
Calvert Global Water A	5,488	104,940
Columbia Acorn Emerging Market K	8,078	102,585
Fidelity Select Chemicals Portfolio	764	105,328
Seafarer Overseas Growth & Income INS	8,977	102,334

Total Mutual Funds		5,008,970

Short-Term Securities (2.6%)
		136,049
Fidelity Institutional Money Market

Total Short-term Securities		136,049

Total Investments in Securities		5,145,019

Other Assets (1.3%)		65,202

Net Assets (100%)		$ 5,210,221

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Schedule of Investments

September 30, 2013

Mutual Funds (90.2%)	Shares	Value

Virtus Multi-Sector Short Term Bund	37,448	$ 181,624
Credit Suisse Floating Rate High Income CL I	25,596	176,865
Pimco Income Fund I	14,342	175,835
Franklin Templeton Global Total Return	12,948	172,074
Ivy High Income CL I	18,557	160,332
Vanguard High Yield Corporate - Advisor	25,216	149,530
TCW Emerging Markets Income I	17,676	147,771
Pimco Investment Grade Corporate Bond I	13,372	141,204
Scout Core Plus Bond I	4,349	139,066
Loomis Sayles Bond I	8,697	131,241
Vanguard High Dividend Yield Index Inv	5,747	130,808
Fidelity New Markets Income	8,196	130,395
Thornburg Limited Term Income A	9,463	126,987
Westwood Income Opportunity	9,198	122,425
Pimco Foreign Bond (US Dollar Unhedged) Institional	11,521	121,659
Loomis Sayles Limited Term Government Y	9,613	112,668
Lord Abbett Short Duration Income	24,284	110,736
Forward Long/Short Credit Analysis CL M	13,074	99,104
Doubleline Total Return Bond Fund	8,929	97,857
Touchstone Strategic Income	9,362	96,518

Total Mutual Funds		2,724,699

Short-Term Securities (7.6%)

Fidelity Institutional Money Market		230,912

Total Short-term Securities		230,912

Total Investments in Securities		2,955,611

Other Assets (2.2%)		67,792

Net Assets (100%)		$ 3,023,403

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2013:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 5,724,189	$ 8,899,125	$ 5,145,019	$ 3,955,611
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 5,724,189	$ 8,899,125	$ 5,145,019	$ 3,955,611

Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits

The following exhibit is attached to this Form N-Q:

•

Certification of Chief Executive Officer and Chief Financial Officer as required by Section 302 of the

Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: November 25, 2013